Convertible Senior Notes - Additional Information (Detail) $ / shares in Units, ¥ in Millions						12 Months Ended
	Feb. 24, 2025 USD ($) Day $ / shares	Mar. 07, 2023 USD ($) Day $ / shares	Dec. 30, 2022 USD ($) $ / shares	Jan. 08, 2021 USD ($)	Dec. 21, 2020 USD ($) Day $ / shares	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Aug. 31, 2024 USD ($)	Feb. 24, 2023 USD ($)
Debt Instrument [Line Items]
Convertible notes						¥ 6,712		¥ 8,351			$ 960,000,000
Cumulative Effect, Period of Adoption, Adjustment
Debt Instrument [Line Items]
Effective interest rate						5.28%					5.28%
IQIYI 2026 Convertible Notes
Debt Instrument [Line Items]
Debt face amount					$ 800,000,000
Interest rate					4.00%
Debt, maturity date					Dec. 15, 2026
Debt, put date					Aug. 01, 2024
Conversion rate of convertible notes, ADS per US$1,000					44.8179
Debt Instrument Frequency Of Periodic Interest Payment					interest is payable semi-annually
Percentage of principal amount of debt redeemed					100.00%
Debt instrument, date of first required payment					Jun. 15, 2021
Debt instrument, payment terms					June 15 and December 15 of each year, beginning on June 15, 2021
Grosss Proceeds from issuance of debt				$ 100,000,000
Additional Debt Principal Amount Offered					$ 100,000,000
Debt Instrument Convertible Conversion Ratio Basis Amount US$1,000					$ 1,000
Remained outstanding amount of convertible notes											$ 100,000
Aggregate principal amount of the 2026 notes outstanding										$ 504,000,000		$ 396,000,000
Debt instrument repurchased face amount										504,000,000		$ 396,000,000
IQIYI 2026 Convertible Notes | ADR
Debt Instrument [Line Items]
Debt Instrument, convertible, conversion price | $ / shares					$ 22.31
IQIYI 2026 Convertible Notes | ADR | Prior To June 15 2026 Debt Conversion Condition One
Debt Instrument [Line Items]
Debt Instrument, convertible, threshold trading days | Day					20
Debt instrument, convertible, threshold consecutive trading days | Day					30
Debt instrument convertible threshold percentage of stock price trigger					130.00%
IQIYI 2026 Convertible Notes | ADR | Prior To June 15 2026 Debt Conversion Condition Two
Debt Instrument [Line Items]
Debt Instrument, convertible, threshold trading days | Day					5
Debt instrument, convertible, threshold consecutive trading days | Day					10
Debt instrument convertible threshold percentage of stock price trigger					98.00%
iQIYI Convertible Notes [Member]
Debt Instrument [Line Items]
Debt face amount						¥ 7,583		8,161			1,084,000,000
iQIYI Convertible Notes [Member] | Convertible Debt [Member]
Debt Instrument [Line Items]
Debt maturities repayments in 2026											100,000
Debt maturities repayments in 2028											887,000,000
Debt maturities repayments in 2030											350,000,000
iQIYI Pag Convertible Notes
Debt Instrument [Line Items]
Principal amount of liability component											679,000,000
Remaining Accretion Period						2 years	2 years
Additional Debt Principal Amount Offered													$ 523,000,000
Remained outstanding amount of convertible notes											28,000,000
Aggregate principal amount of the 2026 notes outstanding											523,000,000
Debt instrument repurchased face amount											$ 523,000,000
Convertible notes													$ 400,000,000
iQIYI Pag Convertible Notes | SRT Cumulative Effect Period Of Adoption Adjustment
Debt Instrument [Line Items]
Percentage of principal amount of debt redeemed						130.00%	130.00%
iQIYI Pag Convertible Notes | Minimum
Debt Instrument [Line Items]
Percentage of principal amount of debt redeemed						120.00%	120.00%
iQIYI Pag Convertible Notes | Maximum
Debt Instrument [Line Items]
Effective interest rate													12.05%
iQIYI PAG Convertible Senior Notes
Debt Instrument [Line Items]
Debt face amount			$ 500,000,000
Convertible senior notes rate stated percentage			6.00%
Conversion rate of convertible notes, ADS per US$1,000			216.9668
Effective interest rate						10.20%					10.20%		10.20%
Debt Instrument Frequency Of Periodic Interest Payment			interest is payable quarterly
Debt Instrument, convertible, conversion price | $ / shares			$ 4.61
Debt instrument, date of first required payment						Apr. 01, 2023	Apr. 01, 2023
Debt instrument, payment terms			January 1, April 1, July 1 and October 1 of each year, beginning on April 1, 2023
Additional Debt Principal Amount Offered			$ 50,000,000											$ 50,000,000
Debt Instrument Convertible Conversion Ratio Basis Amount US$1,000			$ 1,000
Interest cost recognized during the period						¥ 439	$ 63,000,000	¥ 487	¥ 473
iQIYI PAG Convertible Senior Notes | On or After Third Anniversary
Debt Instrument [Line Items]
Debt instrument repurchase price rate			120.00%
iQIYI PAG Convertible Senior Notes | On or After Fifth Anniversary
Debt Instrument [Line Items]
Debt instrument repurchase price rate			130.00%
iQIYI PAG Convertible Senior Notes | Maximum | Cumulative Effect, Period of Adoption, Adjustment
Debt Instrument [Line Items]
Percentage of principal amount of debt redeemed						130.00%	130.00%
iQIYI 2028 Convertible Notes
Debt Instrument [Line Items]
Debt face amount		$ 600,000,000
Interest rate		6.50%
Debt, put date		Mar. 16, 2026
Conversion rate of convertible notes, ADS per US$1,000		101.4636
Effective interest rate						7.15%					7.15%
Principal amount of liability component											$ 208,000,000
Remaining Accretion Period						2 months 15 days	2 months 15 days
Percentage of principal amount of debt redeemed		100.00%
Debt instrument, date of first required payment		Jun. 15, 2023
Debt instrument, payment terms		March 15, June 15, September 15 and December 15 of each year, beginning on June 15, 2023
Proceeds from Debt, Net ofunderwriting discounts and offering expenses							$ 590,000,000
Payment of underwriting discounts and offering expenses										10,000,000
Grosss Proceeds from issuance of debt										$ 600,000,000
Debt Instrument Convertible Conversion Ratio Basis Amount US$1,000		$ 1,000
Remained outstanding amount of convertible notes											208,000,000
Aggregate principal amount of the 2026 notes outstanding											392,000,000
Debt instrument repurchased face amount											$ 392,000,000
iQIYI 2028 Convertible Notes | ADR
Debt Instrument [Line Items]
Debt Instrument, convertible, conversion price | $ / shares		$ 9.86
iQIYI 2028 Convertible Notes | ADR | Prior To September 15 2027 Debt Conversion Condition One
Debt Instrument [Line Items]
Debt Instrument, convertible, threshold trading days | Day		20
Debt instrument convertible threshold percentage of stock price trigger		130.00%
iQIYI 2028 Convertible Notes | ADR | Prior To September 15 2027 Debt Conversion Condition Two
Debt Instrument [Line Items]
Debt instrument, convertible, threshold consecutive trading days | Day		30
Debt instrument convertible threshold percentage of stock price trigger		98.00%
iQIYI 2028 Convertible Notes | ADR | Prior to On or after March 20 2026 Debt Conversion Condition One
Debt Instrument [Line Items]
Debt Instrument, convertible, threshold trading days | Day		20
Debt instrument, convertible, threshold consecutive trading days | Day		30
iQIYI 2028 Convertible Notes | ADR | Prior to On or after March 20 2026 Debt Conversion Condition
Debt Instrument [Line Items]
Debt instrument convertible threshold percentage of stock price trigger		130.00%
iQIYI 2030 Convertible Notes
Debt Instrument [Line Items]
Debt face amount	$ 350,000,000
Interest rate	4.625%
Debt, maturity date	Mar. 15, 2030
Debt, put date	Mar. 15, 2028
Conversion rate of convertible notes, ADS per US$1,000	324.0966
Remaining Accretion Period						2 years 2 months 15 days	2 years 2 months 15 days
Debt Instrument Frequency Of Periodic Interest Payment	interest is payable quarterly
Percentage of principal amount of debt redeemed	100.00%
Debt instrument, payment terms	June 15, 2025
Proceeds from Debt, Net ofunderwriting discounts and offering expenses							$ 344,000,000
Payment of underwriting discounts and offering expenses							6,000,000
Grosss Proceeds from issuance of debt							$ 350,000,000
Debt Instrument Convertible Conversion Ratio Basis Amount US$1,000	$ 1,000
Debt instrument repurchase price rate	25.00%
iQIYI 2030 Convertible Notes | Minimum
Debt Instrument [Line Items]
Percentage of principal amount of debt redeemed	120.00%
iQIYI 2030 Convertible Notes | Maximum
Debt Instrument [Line Items]
Percentage of principal amount of debt redeemed	130.00%
iQIYI 2030 Convertible Notes | ADR
Debt Instrument [Line Items]
Debt Instrument, convertible, conversion price | $ / shares	$ 3.09
iQIYI 2030 Convertible Notes | ADR | Prior to September 15, 2029 Debt Conversion Condition One [Member]
Debt Instrument [Line Items]
Debt Instrument, convertible, threshold trading days | Day	20
Debt instrument, convertible, threshold consecutive trading days | Day	30
Debt instrument convertible threshold percentage of stock price trigger	130.00%
iQIYI 2030 Convertible Notes | ADR | Prior to September 15, 2029 Debt Conversion Condition Two [Member]
Debt Instrument [Line Items]
Debt Instrument, convertible, threshold trading days | Day	5
Debt instrument, convertible, threshold consecutive trading days | Day	10
Debt instrument convertible threshold percentage of stock price trigger	98.00%
iQIYI 2030 Convertible Notes | ADR | Prior to On or after March 20, 2028 Debt Conversion Condition [Member]
Debt Instrument [Line Items]
Debt Instrument, convertible, threshold trading days | Day	20
Debt instrument, convertible, threshold consecutive trading days | Day	30
Debt instrument convertible threshold percentage of stock price trigger	130.00%